S000080054 [Member] Investment Strategy - DoubleLine Commercial Real Estate ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in commercial real estate instruments or other investments with economic characteristics similar to commercial real estate instruments, such as derivative instruments (including credit default swaps). These investments include, but are not limited to, debt and other income producing obligations related to commercial real estate, including agency and non‑agency commercial mortgage-backed securities, commercial real estate collateralized loan obligations (“CLOs”), Real Estate Mortgage Investment Conduits, which are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property (“REMICs”) and Re‑REMICs (which are REMICs that have been re‑securitized), and single asset, single borrower loans.
The Fund may also invest in securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations, as well as cash and cash equivalents.
The Fund’s investments may bear fixed or variable interest rates of any maturity. Derivatives that have economic characteristics similar to the investments included in the Fund’s 80% investment policy will be counted for purposes of such policy.
The Fund expects to invest primarily in instruments rated, at the time of purchase, A‑ to AAA by S&P Global Ratings or the equivalent by any other nationally recognized statistical rating organization.
The Fund may pursue its investment objectives and obtain exposures to some or all of the asset classes described above by investing in other registered investment companies, including other open‑end or closed‑end investment companies and ETFs, in each case affiliated or unaffiliated with the Fund. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
The portfolio managers utilize active asset allocation in managing the Fund’s investments and have significant latitude to invest across fixed income sectors with varying weightings.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of three years or less. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed three years at any time. The Fund may invest in individual securities of any maturity or duration.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, exposure to one or more asset classes or issuers. When seeking to effect or create investment leverage, the Fund typically will use derivatives transactions. The Fund may use futures contracts and options on futures contracts, in order to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; put and call options, and exchange-traded and structured notes, to take indirect positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.
Portfolio securities may be sold at any time. Sales typically occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target. The Fund’s investment strategy may involve active and frequent trading of portfolio securities.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended, and may invest in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in commercial real estate instruments or other investments with economic characteristics similar to commercial real estate instruments, such as derivative instruments (including credit default swaps).